Commitments and contingencies - Guarantees in favor of third parties (Details) - USD ($) $ in Millions	Oct. 31, 2023	Nov. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 28, 2019
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted			$ 500	$ 550
Contract value deduction percentage					2.00%
Northern Ocean
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted			100	150
Northern Ocean | Performance guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted			100	150
Sonadrill
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted			$ 400	$ 400
Sonadrill | Performance guarantee | Forecast
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 350	$ 50